Acquisitions and Divestiture of a Subsidiary	12 Months Ended
Sep. 30, 2021
Business Combinations [Abstract]
Acquisitions and Divestiture of a Subsidiary
Note 3 — Acquisitions and Divestiture of a Subsidiary
Divestiture of a Subsidiary
On November 10, 2020, the Company signed an agreement for the divestiture of OpenMarket for approximately $300,000 cash with Infobip Limited, a company in which One Equity Partners is the primary institutional investor. With this transaction, the Company divested a non-strategic
asset in the mobile messaging domain, remaining laser-focused on its core strategic growth initiatives.
On December 31, 2020, the Company completed the divestiture. Based on the total consideration, the Company recorded pre-tax
gain of $226,410,
(net of immaterial transaction costs) in the Consolidated Statements of Income during the fiscal year ended September 30, 2021. In connection with this divestiture,
$
9,194
of net assets and $
61,396
of goodwill, were disposed. The divestiture does not represent a strategic shift that will have a major effect on operations and financial results and, therefore, did not qualify for presentation as a discontinued operation, please see also Note 10.
Acquisitions
Entities acquired by the Company during the last three fiscal years have been consolidated into the Company’s results of operations since their respective acquisition dates. These acquisitions, individually and in the aggregate, were not material in any fiscal year. During fiscal year 2021, the Company acquired three technology companies, for an aggregate net consideration of $101,864 in cash, and additional contingent consideration subject to the achievement of certain performance metrics. Among them the largest of the three is Sourced, a leading global technology consultancy specializing in large-scale cloud transformations for sophisticated, high-end enterprise customers in different industries such as communications, financial services and others. During fiscal year 2020, the Company acquired three companies and other intangible assets for an aggregate net consideration of approximately
$280,808,
among them the largest is Openet, which offers cloud-native capabilities, network pedigree, and deep 5G charging, policy and data management expertise and whose solutions complement the Amdocs portfolio.